UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Gregory Knoth

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS — 98.79%	Shares	Fair Value
Communication Services — 10.26%
Alphabet, Inc., Class A(a)	2,100	$3,008,838
AT&T, Inc.	34,400	1,294,128
Comcast Corporation, Class A	58,000	2,505,020
Facebook, Inc., Class A(a)	12,600	2,544,066
T-Mobile US, Inc.(a)	27,000	2,138,130
Walt Disney Company (The)	16,000	2,212,960
		13,703,142
Consumer Discretionary — 9.57%
Amazon.com, Inc.(a)	500	1,004,360
AutoZone, Inc.(a)	1,900	2,010,124
Best Buy Company, Inc.	32,400	2,743,956
D.R. Horton, Inc.	47,000	2,782,400
Home Depot, Inc. (The)	9,000	2,052,900
Royal Caribbean Cruises Ltd.	18,600	2,177,688
		12,771,428
Consumer Staples — 7.23%
Ingredion, Inc.	300	26,400
Kimberly-Clark Corporation	17,400	2,492,376
Mondelez International, Inc., Class A	43,000	2,467,340
Sysco Corporation	29,000	2,382,060
Walmart, Inc.	20,000	2,289,800
		9,657,976
Energy — 3.86%
Chevron Corporation	16,000	1,714,240
Exxon Mobil Corporation	27,000	1,677,240
Marathon Petroleum Corporation	25,400	1,384,300
ONEOK, Inc.	5,000	374,350
		5,150,130
Financials — 12.58%
American Express Company	19,600	2,545,452
Bank of America Corporation	69,400	2,278,402
Citizens Financial Group, Inc.	60,000	2,236,800
JPMorgan Chase & Company	17,600	2,329,536
MetLife, Inc.	48,400	2,405,964
Morgan Stanley	48,000	2,508,480
Starwood Property Trust, Inc.	97,000	2,489,020
		16,793,654

Health Care — 13.34%
AbbVie, Inc.	400	32,408
Amgen, Inc.	11,600	2,506,180
Bristol-Myers Squibb Company	42,400	2,669,080
Hill-Rom Holdings, Inc.	23,400	2,491,866
Merck & Company, Inc.	30,000	2,563,200
Thermo Fisher Scientific, Inc.	8,100	2,536,839
UnitedHealth Group, Inc.	9,100	2,479,295
Varian Medical Systems, Inc.(a)	18,000	2,530,260
		17,809,128
Industrials — 9.13%
Boeing Company (The)	200	63,654
Delta Air Lines, Inc.	42,000	2,341,080
Eaton Corporation plc	26,000	2,456,220
Norfolk Southern Corporation	12,000	2,498,520
Raytheon Company	11,400	2,518,716
Waste Management, Inc.	19,000	2,312,300
		12,190,490
Information Technology — 23.80%
Accenture plc, Class A	12,800	2,626,688
Akamai Technologies, Inc.(a)	7,000	653,450
Apple, Inc.	11,000	3,404,610
CDW Corporation	20,000	2,609,000
Cisco Systems, Inc.	50,000	2,298,500
Fidelity National Information Services, Inc.	19,600	2,815,736
Intel Corporation	47,200	3,017,496
Lam Research Corporation	10,000	2,982,100
Mastercard, Inc., Class A	9,100	2,875,054
Microsoft Corporation	18,400	3,132,232
Visa, Inc., Class A	14,000	2,785,580
Zebra Technologies Corporation, Class A(a)	10,800	2,581,416
		31,781,862
Materials — 2.43%
Albemarle Corporation	300	24,084
Avery Dennison Corporation	14,000	1,837,360
Packaging Corporation of America	14,400	1,378,800
		3,240,244
Real Estate — 2.98%
American Tower Corporation, Class A	6,200	1,436,788
Prologis, Inc.	18,000	1,671,840
STORE Capital Corporation	22,000	863,500
		3,972,128
Utilities — 3.61%
Eversource Energy	26,000	2,403,440

NextEra Energy, Inc.	9,000	2,413,800
		4,817,240

Total Common Stocks (Cost $106,928,566)		131,887,422

MONEY MARKET FUNDS - 1.25%

Federated Government Obligations Fund, Institutional Class, 1.45%(b)	1,673,078	1,673,078

Total Money Market Funds (Cost $1,673,078)		1,673,078

Total Investments — 100.04% (Cost $108,601,644)		133,560,500

Liabilities in Excess of Other Assets — (0.04)%		(52,495)

NET ASSETS — 100.00%		$133,508,005

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS — 97.80%	Shares	Fair Value
Communication Services — 2.10%
Marcus Corporation (The)	5,236	$152,629
QuinStreet, Inc.(a)	12,631	163,635
		316,264
Consumer Discretionary — 11.05%
Boot Barn Holdings, Inc.(a)	5,218	218,999
Boyd Gaming Corporation	7,675	229,099
Chegg, Inc.(a)	5,639	232,496
Deckers Outdoor Corporation(a)	1,402	267,656
Marriott Vacations Worldwide Corporation	1,925	231,462
Ruth's Hospitality Group, Inc.	10,375	212,688
YETI Holdings, Inc.(a)	7,551	274,554
		1,666,954
Consumer Staples — 3.15%
Chefs' Warehouse, Inc. (The)(a)	5,462	198,817
Performance Food Group Company(a)	5,326	275,833
		474,650
Energy — 2.97%
Delek US Holdings, Inc.	4,161	114,261
Matador Resources Company(a)	10,576	155,150
ProPetro Holding Corporation(a)	18,372	178,943
		448,354
Financials — 16.76%
Blackstone Mortgage Trust, Inc., Class A	7,249	276,912
CenterState Banks Corporation	10,074	227,269
First Bancorp	7,279	258,259
Hanover Insurance Group, Inc. (The)	1,988	275,497
Independent Bank Corporation	3,410	246,202
Pinnacle Financial Partners, Inc.	4,432	261,754
Primerica, Inc.	2,006	237,831
United Community Banks, Inc.	8,101	226,180
Western Alliance Bancorporation	5,071	280,072
Wintrust Financial Corporation	3,761	237,996
		2,527,972
Health Care — 17.18%
ANI Pharmaceuticals, Inc.(a)	4,404	273,048
BioTelemetry, Inc.(a)	5,278	258,200
Coherus BioSciences, Inc.(a)	12,876	232,283
CONMED Corporation	2,383	242,303

Emergent BioSolutions, Inc.(a)	4,198	231,268
HMS Holdings Corporation(a)	7,689	210,063
Horizon Therapeutics plc(a)	8,127	280,300
Ligand Pharmaceuticals, Inc., Class B(a)	2,283	200,470
Repligen Corporation(a)	3,454	346,748
Tabula Rasa HealthCare, Inc.(a)	5,497	319,211
		2,593,894
Industrials — 14.63%
Albany International Corporation, Class A	3,100	216,287
ASGN, Inc.(a)	3,655	247,407
Comfort Systems USA, Inc.	4,467	207,269
Cubic Corporation	3,419	223,227
Curtiss-Wright Corporation	1,806	262,646
Harsco Corporation(a)	12,521	186,563
MasTec, Inc.(a)	3,601	207,958
Moog, Inc., Class A	2,668	239,079
SkyWest, Inc.	4,124	227,521
TriNet Group, Inc.(a)	3,316	189,211
		2,207,168
Information Technology — 14.39%
Cabot Microelectronics Corporation	1,670	243,002
Five9, Inc.(a)	4,701	337,203
FormFactor, Inc.(a)	11,074	280,282
Onto Innovation, Inc.(a)	6,870	260,648
Perficient, Inc.(a)	5,769	286,719
Rapid7, Inc.(a)	3,994	237,164
SYNNEX Corporation	1,972	271,663
Upland Software, Inc.(a)	6,517	254,424
		2,171,105
Materials — 3.61%
Ingevity Corporation(a)	1,942	126,657
PolyOne Corporation	6,504	215,803
W.R. Grace & Company	3,004	202,349
		544,809
Real Estate — 8.39%
EastGroup Properties, Inc.	2,192	298,265
Global Medical REIT, Inc.	22,723	331,755
OUTFRONT Media, Inc.	10,463	311,170
STAG Industrial, Inc.	10,048	323,948
		1,265,138
Utilities — 3.57%
Chesapeake Utilities Corporation	2,990	287,668
Southwest Gas Holdings, Inc.	3,325	251,071
		538,739

Total Common Stocks (Cost $13,194,212)		14,755,047

MONEY MARKET FUNDS - 2.05%

Federated Government Obligations Fund, Institutional Class, 1.45%(b)	309,749	309,749

Total Money Market Funds (Cost $309,749)		309,749

Total Investments — 99.85% (Cost $13,503,961)		15,064,796

Other Assets in Excess of Liabilities — 0.15%		22,739

NET ASSETS — 100.00%		$15,087,535

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

REIT	- Real Estate Investment Trust

DANA EPIPHANY ESG EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS — 98.74%	Shares	Fair Value
Communication Services — 10.50%
Alphabet, Inc., Class C(a)	240	$344,216
AT&T, Inc.	3,800	142,956
Comcast Corporation, Class A	5,500	237,545
Facebook, Inc., Class A(a)	740	149,413
T-Mobile US, Inc.(a)	2,200	174,218
Verizon Communications, Inc.	2,600	154,544
Walt Disney Company (The)	1,740	240,659
		1,443,551
Consumer Discretionary — 9.72%
Amazon.com, Inc.(a)	130	261,134
Best Buy Company, Inc.	3,000	254,070
D.R. Horton, Inc.	4,500	266,400
Home Depot, Inc. (The)	1,100	250,910
Royal Caribbean Cruises Ltd.	1,000	117,080
Tractor Supply Company	2,000	185,900
		1,335,494
Consumer Staples — 6.96%
General Mills, Inc.	4,400	229,768
Kimberly-Clark Corporation	1,600	229,184
PepsiCo, Inc.	1,800	255,636
Sysco Corporation	2,940	241,492
		956,080
Energy — 3.79%
ConocoPhillips	3,000	178,290
Marathon Petroleum Corporation	3,400	185,300
Schlumberger Ltd.	4,700	157,497
		521,087
Financials — 12.20%
American Express Company	1,900	246,753
Bank of America Corporation	6,900	226,527
JPMorgan Chase & Company	1,760	232,954
MetLife, Inc.	5,000	248,550
Morgan Stanley	4,600	240,396
Starwood Property Trust, Inc.	10,100	259,166
Truist Financial Corporation	4,300	221,751
		1,676,097
Health Care — 13.86%
Becton, Dickinson and Company	760	209,137

Bristol-Myers Squibb Company	3,500	220,325
CVS Health Corporation	2,000	135,640
Emergent BioSolutions, Inc.(a)	3,500	192,815
Encompass Health Corporation	3,200	246,496
Hill-Rom Holdings, Inc.	2,100	223,629
Medtronic plc	1,820	210,101
ResMed, Inc.	800	127,176
Stryker Corporation	1,100	231,770
Zoetis, Inc.	800	107,368
		1,904,457
Industrials — 8.69%
Allison Transmission Holdings, Inc.	5,300	234,260
Delta Air Lines, Inc.	4,200	234,108
Ingersoll-Rand plc	1,840	245,143
Norfolk Southern Corporation	1,200	249,852
Waste Management, Inc.	1,900	231,230
		1,194,593
Information Technology — 24.07%
Accenture plc, Class A	1,300	266,773
Akamai Technologies, Inc.(a)	1,000	93,350
ANSYS, Inc.(a)	400	109,732
Apple, Inc.	1,170	362,127
Automatic Data Processing, Inc.	1,400	239,946
CDW Corporation	2,100	273,945
Cisco Systems, Inc.	5,000	229,850
Fidelity National Information Services, Inc.	1,900	272,954
Intel Corporation	4,500	287,685
Lam Research Corporation	940	280,317
Mastercard, Inc., Class A	860	271,708
Microsoft Corporation	2,000	340,460
Visa, Inc., Class A	1,400	278,558
		3,307,405
Materials — 2.59%
Air Products & Chemicals, Inc.	720	171,871
Avery Dennison Corporation	1,400	183,736
		355,607
Real Estate — 2.85%
American Tower Corporation, Class A	220	50,983
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,900	235,221
STORE Capital Corporation	2,700	105,975
		392,179
Utilities — 3.51%
Eversource Energy	2,600	240,344

NextEra Energy, Inc.	900	241,380
		481,724

Total Common Stocks (Cost $10,729,495)		13,568,274

MONEY MARKET FUNDS - 1.25%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(b)	172,450	172,450

Total Money Market Funds (Cost $172,450)		172,450

Total Investments — 99.99% (Cost $10,901,945)		13,740,724

Other Assets in Excess of Liabilities — 0.01%		1,655

NET ASSETS — 100.00%		$13,742,379

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

The sectors shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these schedules of investments.

At January 31, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Dana Large Cap Equity Fund	$109,264,127	$25,242,841	$(946,468)	$24,296,373
Dana Small Cap Equity Fund	13,537,344	2,364,933	(837,481)	1,527,452
Dana Epiphany ESG Equity Fund	10,901,945	2,902,797	(64,018)	2,838,779

At January 31, 2020, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund, Dana Small Cap Equity Fund and Dana Epiphany ESG Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

Dana Funds

Notes to the Schedule of Investments

January 31, 2020

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts ("REITs"), which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT's underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$131,887,422	$-	$-	$131,887,422
Money Market Funds	1,673,078	-	-	1,673,078
Total	$133,560,500	$-	$-	$133,560,500

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,755,047	$-	$-	$14,755,047
Money Market Funds	309,749	-	-	309,749
Total	$15,064,796	$-	$-	$15,064,796

Epiphany ESG Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,568,274	$-	$-	$13,568,274
Money Market Funds	172,450	-	-	172,450
Total	$13,740,724	$-	$-	$13,740,724

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS — 96.27%	Shares	Fair Value
Communication Services — 2.24%
IMAX Corporation(a)	26,552	$439,170
TEGNA, Inc.	237,681	4,016,809
		4,455,979
Consumer Discretionary — 10.99%
Adtalem Global Education, Inc.(a)	75,429	2,603,055
American Axle & Manufacturing Holdings, Inc.(a)	225,378	2,082,493
Bloomin' Brands, Inc.	131,406	2,729,303
Cooper Tire & Rubber Company	71,429	1,892,154
Group 1 Automotive, Inc.	41,805	4,212,690
KB Home	88,733	3,331,924
M/I Homes, Inc.(a)	50,792	2,254,657
Movado Group, Inc.	32,838	565,470
Wolverine World Wide, Inc.	69,216	2,185,149
		21,856,895
Energy — 4.41%
Enerplus Corporation	172,058	877,496
Gran Tierra Energy, Inc.(a)	588,023	585,906
Hess Midstream L.P.	25,267	601,860
Murphy Oil Corporation	60,695	1,272,167
Oasis Petroleum, Inc.(a)	472,260	1,062,585
QEP Resources, Inc.	362,373	1,148,722
W&T Offshore, Inc.(a)	333,540	1,380,856
World Fuel Services Corporation	46,852	1,832,850
		8,762,442
Financials — 25.63%
AllianceBernstein Holding LP	72,544	2,375,816
Ameris Bancorp	21,970	882,974
Apollo Commercial Real Estate Finance, Inc.	146,178	2,672,134
Associated Banc-Corporation	186,157	3,710,109
Berkshire Hills Bancorp, Inc.	53,163	1,496,538
CNO Financial Group, Inc.	176,364	3,102,243
F.N.B. Corporation	227,557	2,655,590
First Midwest Bancorp, Inc.	201,363	4,015,178
Fulton Financial Corporation	157,502	2,594,058
Hancock Whitney Corporation	114,596	4,554,045
International Bancshares Corporation	65,690	2,588,186
Legg Mason, Inc.	61,402	2,403,888

MFA Financial, Inc.	139,168	1,085,510
Nelnet, Inc., Class A	16,649	953,322
Old National Bancorp	267,487	4,790,692
TCF Financial Corporation	48,014	2,030,032
Umpqua Holdings Corporation	109,874	1,856,871
Valley National Bancorp	102,840	1,082,905
Washington Federal, Inc.	57,630	1,959,420
WesBanco, Inc.	55,489	1,837,796
Wintrust Financial Corporation	36,392	2,302,886
		50,950,193
Health Care — 2.11%
AMN Healthcare Services, Inc.(a)	19,019	1,281,500
NextGen Healthcare, Inc.(a)	58,581	811,933
Select Medical Holdings Corporation(a)	91,933	2,099,750
		4,193,183
Industrials — 17.24%
AAR Corporation	31,846	1,356,003
Aegion Corporation(a)	51,912	1,084,961
Aircastle Ltd.	72,587	2,329,317
ArcBest Corporation	29,424	656,449
Barnes Group, Inc.	41,226	2,604,245
EMCOR Group, Inc.	46,622	3,830,930
EnerSys	26,496	1,906,652
Generac Holdings, Inc.(a)	10,732	1,111,728
Herman Miller, Inc.	44,179	1,707,518
Hillenbrand, Inc.	48,899	1,419,538
Kelly Services, Inc., Class A	30,416	540,188
Kennametal, Inc.	77,179	2,414,931
Korn Ferry	27,624	1,132,032
Matthews International Corporation, Class A	45,480	1,697,314
Park-Ohio Holdings Corporation	31,752	933,509
Regal Beloit Corporation	43,852	3,440,627
Rush Enterprises, Inc., Class A	23,713	1,019,659
Universal Forest Products, Inc.	86,435	4,140,237
Wabash National Corporation	81,017	939,797
		34,265,635
Information Technology — 14.90%
AVX Corporation	115,444	2,340,050
Celestica, Inc.(a)	251,219	2,271,020
ChipMOS Technology, Inc. - ADR	49,321	962,746
CSG Systems International, Inc.	48,439	2,413,231
Diodes, Inc.(a)	36,319	1,875,513
Itron, Inc.(a)	39,221	3,206,317
KBR, Inc.	137,811	3,748,459

Sanmina Corporation(a)	103,109	3,282,991
ScanSource, Inc.(a)	44,562	1,554,768
Sykes Enterprises, Inc.(a)	52,508	1,763,744
Tech Data Corporation(a)	13,937	2,006,092
Vishay Intertechnology, Inc.	207,204	4,204,168
		29,629,099
Materials — 5.95%
Alamos Gold, Inc., Class A	117,008	737,150
Cabot Corporation	56,691	2,259,137
Domtar Corporation	62,517	2,176,842
Kraton Corporation(a)	35,949	591,361
Minerals Technologies, Inc.	27,709	1,499,888
Pan American Silver Corporation	157,651	3,622,820
Schnitzer Steel Industries, Inc., Class A	58,321	937,802
		11,825,000
Real Estate — 8.88%
Brandywine Realty Trust	199,843	3,121,548
CareTrust REIT, Inc.	52,793	1,170,949
CoreCivic, Inc.	65,399	1,043,114
DiamondRock Hospitality Company	201,652	1,949,975
Industrial Logistics Properties Trust	43,162	987,978
Kite Realty Group Trust	72,616	1,248,995
Lexington Realty Trust	387,124	4,285,463
Piedmont Office Realty Trust, Inc., Class A	79,838	1,851,443
PotlatchDeltic Corporation	24,811	1,066,873
Retail Opportunity Investments Corporation	56,164	930,637
		17,656,975
Utilities — 3.92%
ALLETE, Inc.	40,331	3,366,832
Otter Tail Corporation	7,107	380,651
Portland General Electric Company	65,898	4,052,727
		7,800,210

Total Common Stocks (Cost $184,557,227)		191,395,611

MONEY MARKET FUNDS - 4.21%

Federated Government Obligations Fund - Institutional Class, 1.45%(b)	8,371,845	8,371,845

Total Money Market Funds (Cost $8,371,845)		8,371,845

Total Investments — 100.48% (Cost $192,929,072)		199,767,456

Liabilities in Excess of Other Assets — (0.48)%	(964,110)

NET ASSETS — 100.00%	$198,803,346

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Gross unrealized appreciation	$19,166,718
Gross unrealized depreciation	(12,696,427)
Net unrealized appreciation/(depreciation) on investments	$6,470,291
Tax cost of investments	$193,297,165

At January 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and partnership basis adjustments.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments

January 31, 2020 (Unaudited)

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”), which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$191,395,611	$-	$-	$191,395,611
Money Market Funds	8,371,845	-	-	8,371,845
Total	$199,767,456	$-	$-	$199,767,456

*	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS — 96.02%	Shares	Fair Value
Communication Services — 17.08%
Alphabet, Inc., Class C(a)	2,928	$4,199,425
Alphabet, Inc., Class A(a)	773	1,107,539
Facebook, Inc., Class A(a)	15,235	3,076,099
MultiChoice Group Ltd. - ADR(a)	8,305	58,758
Tencent Holdings Ltd. - ADR	25,185	1,206,613
ViacomCBS, Inc., Class B	97,430	3,325,286
Walt Disney Company (The)	12,480	1,726,109
		14,699,829
Consumer Discretionary — 18.78%
Booking Holdings, Inc.(a)	1,437	2,630,500
CarMax, Inc.(a)	31,082	3,016,197
eBay, Inc.	24,520	822,891
Expedia Group, Inc.	20,800	2,255,760
General Motors Company	81,340	2,715,943
Gildan Activewear, Inc.	62,825	1,741,509
Mohawk Industries, Inc.(a)	18,047	2,376,429
Prosus N.V. - ADR(a)	41,525	604,189
		16,163,418
Consumer Staples — 3.50%
Philip Morris International, Inc.	36,385	3,009,040

Financials — 24.53%
American Express Company	16,500	2,142,855
Aon plc	14,000	3,083,500
Bank of America Corporation	30,244	992,911
Berkshire Hathaway, Inc., Class B(a)	25,315	5,681,445
Blackstone Group L.P. (The)(b)	37,180	2,270,582
Charles Schwab Corporation (The)	40,970	1,866,184
Citigroup, Inc.	19,575	1,456,576
Goldman Sachs Group, Inc. (The)	8,900	2,115,975
JPMorgan Chase & Company	11,440	1,514,198
		21,124,226
Health Care — 1.11%
Bayer AG	1,000	80,400
Covetrus, Inc.(a)	71,237	876,215
		956,615
Industrials — 16.69%
AMERCO	5,345	1,984,438
Boeing Company (The)	5,037	1,603,126

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2020 (Unaudited)

COMMON STOCKS — 96.02% - continued	Shares	Fair Value
Industrials — 16.69% - continued
Delta Air Lines, Inc.	30,975	$1,726,547
FedEx Corporation	12,155	1,758,099
Jacobs Engineering Group, Inc.	19,656	1,818,770
Quanta Services, Inc.	110,010	4,306,891
Robert Half International, Inc.	8,433	490,548
Valmont Industries, Inc.	4,750	674,785
		14,363,204
Information Technology — 8.59%
Analog Devices, Inc.	14,865	1,631,434
Apple, Inc.	10,625	3,288,543
GoDaddy, Inc., Class A(a)	19,493	1,310,125
SS&C Technologies Holdings, Inc.	18,545	1,168,520
		7,398,622
Materials — 2.23%
PPG Industries, Inc.	16,015	1,919,238

Real Estate — 3.51%
CBRE Group, Inc., Class A(a)	49,530	3,023,807

Total Common Stocks (Cost $57,887,761)		82,657,999

MONEY MARKET FUNDS - 4.53%

Federated Treasury Obligations Fund, Institutional Class, 1.23%(c)	3,899,716	3,899,716

Total Money Market Funds (Cost $3,899,716)		3,899,716

Total Investments — 100.55% (Cost $61,787,477)		86,557,715

Liabilities in Excess of Other Assets — (0.55)%		(475,729)

NET ASSETS — 100.00%		$86,081,986

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At January 31, 2020, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$27,517,860
Gross unrealized depreciation	(2,680,429)
Net unrealized appreciation on investments	$24,837,431
Aggregate cost of securities for federal income tax purposes	$61,720,284

 See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2020

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2020

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Kovitz Investment Group Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$82,657,999	$-	$-	$82,657,999
Money Market Funds	3,899,716	-	-	$3,899,716
Total	$86,557,715	$-	$-	$86,557,715

(a)	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

MUTUAL FUNDS - 77.46%	Shares	Fair Value
Akre Focus Fund, Institutional Class	101	$4,795
Allianz NFJ Dividend Value Fund, Institutional Class	200	2,316
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	2,657
American Century Equity Income Fund, Investor Class	100	898
American Century International Opportunities Fund, Institutional Class	360	3,795
AMG SouthernSun Small Cap Fund, Institutional Class	113,425	2,578,147
AMG Yacktman Focused Fund, Institutional Class	100	1,797
AMG Yacktman Fund, Institutional Class	100	2,017
Artisan International Small Cap Fund, Investor Class	392,411	5,917,553
Artisan International Value Fund, Investor Class	150	5,397
Artisan Mid Cap Value Fund, Investor Class	279	5,055
Artisan Small Cap Fund, Investor Class	125	4,316
Baron Focused Growth Fund, Institutional Class	254,203	5,744,997
Baron Partners Fund, Institutional Class	135,259	10,670,592
BlackRock International Opportunities Portfolio, Institutional Class	100	3,062
BNY Mellon Opportunistic Small Cap Fund, Investor Shares	100	2,697
Bridgeway Small-Cap Growth Fund, Class N	205	4,998
Bridgeway Ultra-Small Company Market Fund, Class N	100	1,097
Buffalo Small Cap Fund, Inc.	150	2,072
Champlain Small Company Fund, Institutional Class	100	1,940
Chartwell Small Cap Value Fund	118	2,138
Columbia Acorn International Fund, Class Z	100	3,312
Columbia Acorn Select Fund, Class Z	150	2,099
Columbia Contrarian Core Fund, Class Z	91	2,460
Columbia Small Cap Growth Fund I, Class Z	100	2,092
Davis Opportunity Fund, Class Y	100	3,462
Delaware Select Growth Fund, Institutional Class	100	3,770
Delaware Small Cap Value Fund, Institutional Class	100	6,176
Delaware Value Fund, Institutional Class	144	3,146
Deutsche Small Cap Core Fund, Institutional Class	52	1,525
DFA International Small Cap Value Portfolio, Institutional Class	100	1,833
DFA International Small Company Portfolio, Institutional Class	100	1,817
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	3,207
Fairholme Fund	100	2,003
Fidelity Advisor Growth Opportunities Fund, Institutional Class	131,448	13,043,576
Fidelity Advisor International Growth Fund, Institutional Class	351,122	5,530,167
Fidelity International Capital Appreciation Fund	239,836	5,492,252
Fidelity Low-Priced Stock Fund	51,273	2,453,919
Fidelity Mid-Cap Stock Fund	150	5,310

Fidelity Select Health Care	52,448	1,481,643
Fidelity Select Semiconductors Portfolio	133,614	1,635,435
Fidelity Select Technology Portfolio	76,971	1,599,463
Fidelity Select Wireless Portfolio	135,478	1,520,063
Fidelity Small Cap Discovery Fund	100	2,254
Fidelity Small Cap Stock Fund	150	2,711
Fidelity Small Cap Value Fund	150	2,226
Franklin Small Cap Value Fund, Advisor Class	100	4,967
Hartford International Opportunities Fund (The), Class Y	248	4,163
Heartland Value Fund	100	3,735
Hennessy Focus Fund, Investor Class	50	4,023
ICON Information Technology Fund, Class S	85,231	1,462,569
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,644
Invesco Oppenheimer Mid Cap Value Fund, Class Y	100	4,746
Janus Henderson Contrarian Fund, Class T	263,555	5,524,111
Janus Henderson Mid Cap Value Fund, Class T	200	3,178
Janus Henderson Overseas Fund, Class T	100	3,243
Janus Henderson Venture Fund, Class T	100	8,040
JOHCM International Select Fund, Institutional Class	100	2,408
JPMorgan Disciplined Equity Fund, Institutional Class	100	2,747
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,854
JPMorgan Small Cap Equity Fund, Select Class	100	5,974
JPMorgan Small Cap Growth Fund, Class L	100	2,062
Longleaf Partners Fund	150	2,960
Longleaf Partners International Fund	150	2,472
Longleaf Partners Small-Cap Fund	100	2,338
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	2,499
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	100	819
Morgan Stanley Growth Portfolio, Institutional Class	100	4,922
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	100	4,867
Needham Growth Fund, Institutional Class	75,387	3,222,052
Needham Small Cap Growth Fund, Institutional Class	206,085	3,711,586
Neuberger Berman Genesis Fund, Institutional Class	100	5,806
Nicholas Fund, Inc.	50	3,527
Oakmark International Fund, Investor Class	150	3,524
Oakmark International Small Cap Fund, Institutional Class	150	2,348
Oakmark Select Fund, Institutional Class	150	6,435
Polen Growth Fund, Institutional Class	369,894	13,234,798
PRIMECAP Odyssey Aggressive Growth Fund	100	4,408
Principal SmallCap Growth Fund I, Institutional Class	200	2,730
ProFunds Semiconductor UltraSector ProFund, Investor Class	28,849	1,601,124
ProFunds Technology UltraSector ProFund, Investor Class	23,794	1,470,495
Royce Micro-Cap Fund, Investment Class	106	1,130
Royce Opportunity Fund, Investment Class	100	1,186

Royce Premier Fund, Investment Class	300	3,780
Royce Special Equity Fund, Institutional Class	150	2,519
T. Rowe Price Science & Technology Fund, Investor Class	34,168	1,488,009
T. Rowe Price International Discovery Fund, Investor Class	75	5,037
T. Rowe Price Mid-Cap Growth Fund, Investor Class	50	4,748
T. Rowe Price New Horizons Fund, Investor Class	100	6,218
T. Rowe Price Small-Cap Value Fund, Investor Class	100	4,639
Thornburg Value Fund, Institutional Class	100	7,847
TIAA-CREF International Equity Fund, Institutional Class	100	1,083
Touchstone Mid Cap Fund, Institutional Class	184,908	7,536,838
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,364
Tweedy Browne Global Value Fund	150	4,116
Vanguard Strategic Equity Fund, Investor Class	100	3,277
Victory RS Small Cap Growth Fund, Class Y	100	8,107
Vulcan Value Partners Fund, Investor Class	339,298	8,010,814
Vulcan Value Partners Small Cap Fund, Investor Class	201,889	3,575,451
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	2,870
Wasatch International Growth Fund, Investor Class	150	4,562
Wasatch Micro Cap Fund, Investor Class	507,840	3,930,685

Total Mutual Funds (Cost $105,958,748)		112,706,711

EXCHANGE-TRADED FUNDS - 17.88%

First Trust Rising Dividend Achievers ETF	224,470	7,721,768
Invesco Dynamic Building & Constructions ETF	41,950	1,467,411
Invesco S&P 500 Top 50 ETF	23,920	5,657,080
Invesco S&P MidCap Value with Momentum ETF	53,760	1,803,809
Invesco S&P SmallCap Value with Momentum ETF	97,820	3,107,252
Vanguard Information Technology ETF	6,320	1,606,418
WisdomTree International Hedged Quality Dividend Growth Fund	129,700	4,656,230

Total Exchange-Traded Funds (Cost $26,209,531)		26,019,968

MONEY MARKET FUNDS - 4.40%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(a)	6,398,783	6,398,783

Total Money Market Funds (Cost $6,398,783)		6,398,783

Total Investments — 99.74% (Cost $138,567,062)		145,125,462

Other Assets in Excess of Liabilities — 0.26%		373,389

NET ASSETS — 100.00%	$145,498,851

(a)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ETF	- Exchange-Traded Fund

Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

See accompanying notes which are an integral part of this schedule of investments.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 92.86%	Shares	Fair Value
Invesco DB Gold Fund(a)	597,010	$28,181,857
SPDR® S&P 500® ETF(a)	115,660	37,211,292
Vanguard Long-Term Bond ETF(a)	368,180	38,909,262

Total Exchange-Traded Funds (Cost $103,066,644)		104,302,411

MONEY MARKET FUNDS - 0.12%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(b)	132,621	132,621

Total Money Market Funds (Cost $132,621)		132,621

Total Investments — 92.98% (Cost $103,199,265)		104,435,032

Other Assets in Excess of Liabilities — 7.02%		7,888,023

NET ASSETS — 100.00%		$112,323,055

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2020, the percentage of net assets invested in Invesco DB Gold Fund, SPDR S&P 500® ETF and Vanguard Long-Term Bond ETF were 25.09%, 33.13% and 34.64%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.13%	Shares	Fair Value
First Trust Rising Dividend Achievers ETF	45,560	$1,567,264
Invesco DB Gold Fund	218,740	10,325,621
Invesco Dynamic Building & Constructions ETF	6,540	228,769
Invesco S&P 500 Top 50 ETF	2,110	499,015
Invesco S&P MidCap Value with Momentum ETF	19,600	657,639
Invesco S&P SmallCap Value with Momentum ETF	20,510	651,500
iShares PHLX Semiconductor ETF	7,900	1,920,174
ProShares Ultra Semiconductors ETF	31,940	1,903,305
SPDR® S&P 500® ETF	31,820	10,237,449
Vanguard Information Technology ETF	990	251,638
Vanguard Long-Term Bond ETF	97,660	10,320,709
WisdomTree International Hedged Quality Dividend Growth Fund	37,580	1,349,122

Total Exchange-Traded Funds (Cost $39,368,077)		39,912,205

MUTUAL FUNDS - 33.34%

AMG Yacktman Focused Fund, Institutional Class	100	1,797
Artisan International Small-Mid Fund, Investor Class	8,021	120,963
Baron Focused Growth Fund, Institutional Class	24,784	560,111
Baron Partners Fund, Institutional Class	17,508	1,381,237
Fidelity Advisor Growth Opportunities Fund, Institutional Class	23,750	2,356,687
Fidelity Advisor International Growth Fund, Institutional Class	91,387	1,439,341
Fidelity International Capital Appreciation Fund	32,456	743,246
Fidelity Select Health Care	8,395	237,146
Fidelity Select Semiconductors Portfolio	20,000	244,803
Fidelity Select Software & IT Services Portfolio	12,650	265,262
Fidelity Select Technology Portfolio	11,846	246,160
Fidelity Select Wireless Portfolio	21,277	238,723
ICON Information Technology Fund, Institutional Class	14,235	244,270
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,644
Janus Henderson Contrarian Fund, Class T	17,919	375,578
Longleaf Partners International Fund	150	2,472
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	2,499
Needham Growth Fund, Institutional Class	30,606	1,308,115
Needham Small Cap Growth Fund, Institutional Class	50,297	905,851
Oakmark International Fund, Investor Class	50	1,175
Polen Growth Fund, Institutional Class	61,158	2,188,248
ProFunds Semiconductor UltraSector ProFund, Investor Class	50,675	2,812,479

ProFunds Technology UltraSector ProFund, Investor Class	4,378	270,571
Royce Opportunity Fund, Investment Class	100	1,186
T. Rowe Price Science & Technology Fund, Inc., Investor Class	5,443	237,061
Touchstone Mid Cap Fund, Institutional Class	31,279	1,274,914
Vulcan Value Partners Fund, Investor Class	62,605	1,478,093
Vulcan Value Partners Small Cap Fund, Investor Class	54,289	961,455
Wasatch International Growth Fund, Investor Class	100	3,041
Wasatch Micro Cap Fund, Investor Class	68,223	528,050

Total Mutual Funds (Cost $19,401,203)		20,435,178

MONEY MARKET FUNDS - 1.81%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(a)	1,111,848	1,111,848

Total Money Market Funds (Cost $1,111,848)		1,111,848

Total Investments — 100.28% (Cost $59,881,128)		61,459,231

Liabilities in Excess of Other Assets — (0.28)%		(171,130)

NET ASSETS — 100.00%		$61,288,101

(a)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI 50/40/10 Fund
Gross appreciation	$7,360,857	$1,235,767	$1,750,203
Gross depreciation	(1,155,949)	-	(172,100)
Net appreciation on investments	$6,204,908	$1,235,767	$1,578,103

Tax cost of investments	$138,920,554	$103,199,265	$59,881,128

At January 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

January 31, 2020

(Unaudited)

The Sound Mind Investing Fund ("SMI Fund"), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (each a "Fund" and collectively, the "Funds") are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments - continued

January 31, 2020

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, SMI Advisory Services, LLC (the "Adviser") may, in accordance with the Valued Advisers Trust’s (the "Trust") valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments - continued

January 31, 2020

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$112,706,711	$-	$-	$112,706,711
Exchange-Traded Funds	26,019,968	-	-	26,019,968
Money Market Funds	6,398,783	-	-	6,398,783
Total Investments	$145,125,462	$-	$-	$145,125,462

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$104,302,411	$-	$-	$104,302,411
Money Market Funds	132,621	-	-	132,621
Total Investments	$104,435,032	$-	$-	$104,435,032

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,912,205	$-	$-	$39,912,205
Mutual Funds	20,435,178	-	-	20,435,178
Money Market Funds	1,111,848	-	-	1,111,848
Total Investments	$61,459,231	$-	$-	$61,459,231

The Funds did not hold any investments at the end of reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's Principal Executive Officer and Principal Financial Officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	3/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	3/27/2020

By	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	3/27/2020